Expense Example, No Redemption (Vanguard Extended Market Index Fund, USD $)	12 Months Ended
Dec. 31, 2012
Vanguard Extended Market Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 25
3 YEAR	77
5 YEAR	135
10 YEAR	306
Vanguard Extended Market Index Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Extended Market Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Extended Market Index Fund - ETF Shares
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Extended Market Index Fund - Signal Shares
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Extended Market Index Fund - Institutional Plus Shares
Expense Example, No Redemption:
1 YEAR	6
3 YEAR	19
5 YEAR	34
10 YEAR	$ 77